Borrowings Debt Instrument (Details) $ in Millions	Dec. 31, 2017 USD ($)
Secured Debt [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Debt Instrument [Line Items]
Long-term Line of Credit	$ 80.0